November 14, 1995

Securities & Exchange Commission
450 5th Street, N.W.
Washington, DC  20549

RE:	FINAL
	Rule 24f-2 Notice for First American Mutual Funds
	SEC File No.33-49087


Ladies and Gentlemen:

Pursuant to Rule 24f-2 under the Investment Company
Act of 1940, you are hereby notified as follows:

(i)	the fiscal year of the Trust for which this Notice is
	 filed is the year ended September 30, 1995.

(ii)	the number of securities of the same class of the
	Trust which had been registered under the Securities Act
 	of 1933 other than pursuant to Rule 24f-2 which remained
	unsold at the beginning of such fiscal year was: 0.  (1)


(iii)	the number of securities of the Trust registered
	during such fiscal year other than pursuant to Rule
	24f-2 was:  0.  (1)

(iv)	the number of securities of the Trust sold during
	such fiscal year was: 0.   (1)

(v)	the number of securities of the Trust sold during
	such fiscal year in reliance upon registration pursuant to
	Rule 24f-2 was:  0.  (1)

This Notice is accompanied by an opinion of counsel as to whether the securities, the registration of which this Notice makes definite in number, were legally issued, fully paid and non-assessable as required by paragraphs (b) (1) (v) and (c), respectively, of Rule 24f-2.

Securities and Exchange Commission
Page Two
November 14, 1995

*Pursuant to Rule 24f-2(c) the filing fee accompanying this Notice was calculated as follows:

	(a)	actual aggregate sale price of
		securities sold pursuant to
		Rule 24f-2 during fiscal year
		(paragraph (v) above):
                           $0  (1)

	(b)	reduced by the difference
		between:

		(1)	the actual aggregate re-
			demption price of
			securities of the Trust
			redeemed by the Trust
			during such fiscal year;
                                         $0  (1)

			and

		(2)	the actual aggregate re-
			demption price of such
			redeemed securities
			previously applied pursuant
			to Rules 24e-2(a) and 24e-1
			of the Act;
                                         0  (1)

	(c)	net redemptions
                      		$0  (1)


Fee calculated pursuant to Section 6(b) of
the Securities Act of 1933:				$0  (1)

(1) All purchases, sales and registered shares for the Trust have been reported on the Rule 24f-2 Notice for First American Investment Funds, Inc. ( No. 33-16905), a registered investment company into which the Trust was merged during the fiscal year ended September 30, 1995.

Very truly yours,

By:	/s/Stephen G Meyer

	Stephen G Meyer
	Controller

November 14, 1995

Securities & Exchange Commission
450 5th Street, N.W.
Washington, DC  20549

Ladies and Gentlemen:

First American Mutual Funds, Inc. (the "Trust") is a trust organized under the laws of the Commonwealth of Massachusetts.
The Trust is about to file a Final Rule 24f-2 Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, for the purpose of making definite the number of shares of beneficial interest ("Shares") which it has registered under the Securities Act of 1933, as amended, and which it sold during its fiscal year ended
September 30, 1995.

As counsel to SEI Financial Services Company, I have examined copies, either certified or otherwise proved to be genuine, the Trust's Agreement and Declaration of Trust, and By-Laws, as now in effect, the minutes of meetings of its Trustees and other documents relating to the Trust's organization and operation, as I have deemed necessary in rendering this opinion. I have been advised that during its fiscal year ended September 30, 1995, the Trust was merged into the First American Investment Funds,
Inc. All purchases, sales and previously registered shares of the Trust have been reported on the Rule 24f-2 Notice for the First
American Investment Funds, Inc.. Based upon the foregoing, it is my opinion that:

	1.	The Trust is authorized to issue an
unlimited number of Shares, including those Shares now issued and outstanding. Under Massachusetts law, such Shares which were issued and subsequently were redeemed by the Trust may be resold.

	2.	No Shares sold
during the Trust's fiscal year ended September 30, 1995, the registration of which will be made definite by the filing of the accompanying Rule 24f-2 Notice.

Securities and Exchange Commission
Page Two
November 14, 1995


The Trust is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust states that creditors of, contractors with and claimants against the Trust shall look only to the assets of the Trust for payment. It also requires that the notice of such disclaimer be given in each contract or instrument made or issued by the officers or the Trustees of the Trust on behalf of the Trust. The Declaration of Trust further provides: (i) for indemnification out of Trust assets for all loss and expense of any shareholder held personally liable for the obligations of the Trust by virtue of ownership of Shares of the Trust; and (ii) for the Trust to assume the defense of any claim against the shareholder for any act or obligation of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations.


I  hereby consent to this opinion accompanying the Rule
24f-2 Notice which the Trust is about to file with the Securities and Exchange Commission.

Very truly yours,


/s/ Kathryn L. Stanton
Kathryn L. Stanton, Esquire